Provisions for expected credit losses/impairment charges - Debt securities (Details) - Provision for ECL - Debt securities - AUD ($) $ in Millions		12 Months Ended
	Oct. 01, 2018	Sep. 30, 2019	Sep. 30, 2018
Provisions for expected credit losses
Stage 1 - change in the provision during the year		$ 0
Balance at the end of the period	$ 11	11
Previously stated
Provisions for expected credit losses
Provisions for Impairment, carrying amount immediately before initial adoption of AASB 9			$ 0
Restatement for adoption of new accounting policy | AASB 9
Provisions for expected credit losses
Restatement for adoption of AASB 9	11
FVOCI
Provisions for expected credit losses
Stage 1 - change in the provision during the year		0
Balance at the end of the period	2	2
FVOCI | Previously stated
Provisions for expected credit losses
Provisions for Impairment, carrying amount immediately before initial adoption of AASB 9			0
FVOCI | Restatement for adoption of new accounting policy | AASB 9
Provisions for expected credit losses
Restatement for adoption of AASB 9	2
Amortised cost
Provisions for expected credit losses
Stage 1 - change in the provision during the year		0
Balance at the end of the period	9	9
Amortised cost | Previously stated
Provisions for expected credit losses
Provisions for Impairment, carrying amount immediately before initial adoption of AASB 9			0
Amortised cost | Restatement for adoption of new accounting policy | AASB 9
Provisions for expected credit losses
Restatement for adoption of AASB 9	9
Parent Entity
Provisions for expected credit losses
Stage 1 - change in the provision during the year		0
Balance at the end of the period	2	2
Parent Entity | Previously stated
Provisions for expected credit losses
Provisions for Impairment, carrying amount immediately before initial adoption of AASB 9			0
Parent Entity | Restatement for adoption of new accounting policy | AASB 9
Provisions for expected credit losses
Restatement for adoption of AASB 9	2
Parent Entity | FVOCI
Provisions for expected credit losses
Stage 1 - change in the provision during the year		0
Balance at the end of the period	2	2
Parent Entity | FVOCI | Previously stated
Provisions for expected credit losses
Provisions for Impairment, carrying amount immediately before initial adoption of AASB 9			0
Parent Entity | FVOCI | Restatement for adoption of new accounting policy | AASB 9
Provisions for expected credit losses
Restatement for adoption of AASB 9	2
Parent Entity | Amortised cost
Provisions for expected credit losses
Stage 1 - change in the provision during the year		0
Balance at the end of the period	0	$ 0
Parent Entity | Amortised cost | Previously stated
Provisions for expected credit losses
Provisions for Impairment, carrying amount immediately before initial adoption of AASB 9			$ 0
Parent Entity | Amortised cost | Restatement for adoption of new accounting policy | AASB 9
Provisions for expected credit losses
Restatement for adoption of AASB 9	$ 0